Income Taxes	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023
Income Taxes [Abstract]
Income Taxes

16. Income Taxes

Maison Solutions is a Delaware holding company that is subject to the U.S. income tax. Maison Monrovia and Maison San Gabriel are pass through entities whose income or losses flow through Maison Solution’s income tax return.

Since its formation in 2019, the Company and its subsidiaries filed separate returns based upon a tax year-end of December 31. The Company recently filed an application with the Internal Revenue Service (“IRS”) to change its and its subsidiaries year-end to April 30. Upon approval from the tax authorities, the Company intends to file stub period corporate income tax returns for each of the entities for the period January 1, 2023 to April 30, 2023, and prospectively file individual entity’s corporate income tax return with year-end of April 30 for the fiscal year starting from May 1, 2023. The income tax provision in these financial statements is based upon the pretax income (loss) for the three months ended July 31, 2023 and 2022.

Income Tax Provision

The provision for income taxes provisions consists of the following components:

	Three Months ended July 31, 2023	Three Months ended July 31, 2022
Current:
Federal income tax expense	$82,564	$7,720
State income tax expense	38,102	10,507
Deferred:
Federal income tax benefit	(1,320)	(226)
State income tax benefit	(440)	(75)
Total	$118,906	$17,926

The following is a reconciliation of the difference between the actual (benefit) provision for income taxes and the (benefit) provision computed by applying the federal statutory rate on income (loss) before income taxes:

	Three Months ended July 31, 2023	Three Months ended July 31, 2022
Federal statutory rate	21.00%	(21.00)%
State statutory rate, net of effect of state income tax deductible to federal income tax	7.02%	(5.99)%
Permanent difference – penalties, interest, and others	(7.62)%	1.11%
Utilization of net operating losses (“NOL”)	(12.89)%	—%
Valuation allowance	121.48%	29.13%
Effective tax rate	129.00%	3.25%

Deferred tax assets and liabilities are recognized for the expected future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax bases using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred taxes are comprised of the following:

	July 31, 2023	April 30, 2023
Deferred tax assets:
Bad debt expense	$40,550	$70,929
Lease liabilities, net of ROU	524,149	441,997
NOL	730,181	583,490
Valuation allowance	(1,283,162)	(1,085,551)
Deferred tax assets, net	$11,718	$10,865

Deferred tax liability:
Trademark acquired at acquisition of Maison Monterey Park	50,367	51,273
Deferred tax liability, net of deferred tax assets	$38,648	$40,408

As of July 31, 2023 and April 30, 2023, Maison and Maison El Monte had approximately $2.78 million and $2.25 million, respectively, of U.S. federal NOL carryovers available to offset future taxable income which do not expire but are limited to 80% of income until utilized. As of July 31, 2023 and April 30, 2023, Maison and Maison El Monte had approximately $2.11 million and $1.58 million, respectively, of California state net operating loss which can be carried forward up to 20 years to offset future taxable income. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends upon the Company’s future generation of taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. After consideration of all the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.

The Company recorded $11,279 and $11,261 of interest and penalties related to understated income tax payments for the three months ended July 31, 2023 and 2022, respectively. As of July 31, 2023 and April 30, 2023, the Company had significant uncertain tax positions of $114,561 and $103,282.

The Company intends to file amended income tax returns in 2023 with respect to these positions. The tax late payment was mainly due to the change in the tax year-end; the year-end for the purpose of financial statements reporting already changed to fiscal year ending April 30 from calendar year-end, and the Company recorded the income tax provision and income tax liability for the three months ending July 31, 2023 and 2022 and as of July 31, 2023 and April 30, 2023 for the taxable income (loss) in the consolidated financial statements. The Company has not yet filed an amendment to the income tax returns and therefore did not receive the actual tax late payment notice from the IRS yet. As of July 31, 2023, the Company’s U.S. income tax returns filed for the year ending on December 31, 2019 and thereafter are subject to examination by the relevant taxation authorities.

15. Income Taxes

Maison Solutions is a Delaware holding company that is subject to the U.S. income tax. Maison Monrovia and Maison San Gabriel are pass through entities whose income or losses flow through Maison Solution’s income tax return.

Since its formation in 2019, the Company and its subsidiaries filed separate returns based upon a tax year-end of December 31. The Company recently filed an application with the Internal Revenue Service (“IRS”) to change its and its subsidiaries year-end to April 30. Upon approval from the tax authorities, the Company intends to file stub period corporate income tax returns for each of the entities for the period January 1, 2023 to April 30, 2023, and prospectively file individual entity’s corporate income tax return with year-end of April 30 for the fiscal year starting from May 1, 2023. The income tax provision in these financial statements is based upon the pretax income (loss) for the years ended April 30, 2023 and 2022.

Income Tax Provision

The provision for income taxes provisions consists of the following components:

	Year ended April 30, 2023	Year ended April 30, 2022
Current:
Federal income tax expense	$223,512	$17,246
State income tax expense	116,099	10,492
Deferred:
Federal income tax benefit	(2,345)	—
State income tax benefit	(780)	—
Total	$336,486	$27,738

The following is a reconciliation of the difference between the actual (benefit) provision for income taxes and the (benefit) provision computed by applying the federal statutory rate on income (loss) before income taxes:

	Year ended April 30, 2023	Year ended April 30, 2022
Federal statutory rate	21.00%	(21.00)%
State statutory rate, net of effect of state income tax deductible to federal income tax	7.08%	(6.88)%
Permanent difference – penalties, interest, and others	(1.69)%	(11.70)%
Utilization of net operating losses (“NOL”)	(14.64)%	—%
Valuation allowance	5.28%	44.00%
Effective tax rate	17.03%	4.42%

Deferred tax assets and liabilities are recognized for the expected future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax bases using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred taxes are comprised of the following:

	April 30, 2023	April 30, 2022
Deferred tax assets:
Inventory reserve	$—	$13,101
Bad debt expense	70,929	—
Lease liabilities, net of ROU	441,997	—
NOL	583,490	872,592
Valuation allowance	(1,085,551)	(885,693)
Deferred tax assets, net	$10,865	$—

Deferred tax liability:
Trademark acquired at acquisition of Maison Monterey Park	51,273	—
Deferred tax liability, net of deferred tax assets	$40,408	$—

As of April 30, 2023 and 2022, Maison and Maison El Monte had approximately $2.25 million and $3.28 million, respectively, of U.S. federal NOL carryovers available to offset future taxable income which do not expire but are limited to 80% of income until utilized. As of April 30, 2023 and 2022, Maison and Maison El Monte had approximately $1.58 million and $2.61 million, respectively, of California state net operating loss which can be carried forward up to 20 years to offset future taxable income. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends upon the Company’s future generation of taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.

The Company recorded $57,835 and $25,160 of interest and penalties related to understated income tax payments for the years ended April 30, 2023 and 2022, respectively. As of April 30, 2023 and 2022, the Company had significant uncertain tax positions of $103,282 and $45,543.

The Company intends to file amended income tax returns in 2023 with respect to these positions. The tax late payment was mainly due to the change in the tax year-end; the year-end for the purpose of financial statements reporting already changed to fiscal year ending April 30 from calendar year-end, and the Company recorded the income tax provision and income tax liability for the years ending April 30, 2023 and 2022 and as of April 30, 2023 and 2022 for the taxable income (loss) in the consolidated financial statements. The Company has not yet filed amendment to the income tax returns, and therefore did not receive the actual tax late payment notice from the IRS yet. As of April 30, 2023, the Company’s U.S. income tax returns filed for the year ending on December 31, 2019 and thereafter are subject to examination by the relevant taxation authorities.